Share-based payments - B-BBEE Transaction (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
IHS South Africa Holding Proprietary Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
IHS South Africa Holding Proprietary Limited | K2022644716 (South Africa) Proprietary Limited | Capgro Trust, related party via Phuthuma Nhleko
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proportion of ownership interests held by non-controlling interests	45.00%
K2022644716 (South Africa) Proprietary Limited | Capgro Trust | Capgro Trust, related party via Phuthuma Nhleko
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proportion of ownership interest in subsidiary	100.00%
Share-based payments relating to the B-BBEE transaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with parties other than employees	$ 7.6
Share-based payments relating to the B-BBEE transaction | IHS South Africa Holding Proprietary Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares in subsidiary awarded as compensation in share-based payment arrangement	30.00%